Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands, shares in Millions	1 Months Ended		3 Months Ended	6 Months Ended
	Jul. 31, 2022	Jul. 28, 2022	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt					$ 67,135	$ 39,400
Due to Related Parties, Noncurrent			$ 0	$ 0	16,670	5,957
Short-term debt					34,311	0
Change in fair value of the forward asset loss			8,900
GEM Agreement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Shares return under draw down agreement				9.9
GEM Agreement [Member] | Subsequent Event [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number Of Consecutive Trading Days For Determining The Share Price	40 days	30 days
Debt Derivative Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain from fair value of warrants			$ 1,300	$ 2,700
Convertible notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible Notes Payable, Fair Value Disclosure					99,000	45,100
Convertible Notes Payable					105,800	51,300
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net					38,600	11,900
Long-term Debt					16,200	33,400
Due to Related Parties, Noncurrent					16,700	$ 6,000
Short-term debt					$ 34,300